STOCKHOLDER'S EQUITY (Q3) (Details)	9 Months Ended
	Sep. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Jan. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Class A common stock subject to possible redemption, shares		23,000,000		0
Percentage of common stock outstanding for conversion basis	20.00%
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share of common stock | Vote	1
Common stock, shares outstanding	650,000	650,000
Class A common stock subject to possible redemption, shares	23,000,000	23,000,000
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share of common stock | Vote	1
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000